Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 5.8%
130,763		AT&T, Inc.	$ 4,605,473	1 .6
1,366		Cable One, Inc.	2,148,745	0 .7
73,219		CenturyLink, Inc.	883,753	0 .3
51,500		Cinemark Holdings, Inc.	1,336,940	0 .5
41,851		Comcast Corp. – Class A	1,692,036	0 .6
20,465		Interpublic Group of Cos., Inc.	437,132	0 .1
24,017		Omnicom Group	1,663,898	0 .6
15,304		Sinclair Broadcast Group, Inc.	355,206	0 .1
72,161		Verizon Communications, Inc.	3,908,240	1 .3
		17,031,423		5 .8

		Consumer Discretionary: 8.7%
9,763		Cracker Barrel Old Country Store, Inc.	1,399,331	0 .5
14,853		Darden Restaurants, Inc.	1,448,167	0 .5
52,424		eBay, Inc.	1,815,967	0 .6
16,848		Expedia Group, Inc.	1,661,550	0 .6
121,212		Extended Stay America, Inc.	1,330,908	0 .4
69,017		Ford Motor Co.	480,358	0 .2
12,421		Garmin Ltd.	1,097,892	0 .4
11,696		General Motors Co.	356,728	0 .1
63,412		Gentex Corp.	1,693,100	0 .6
2,094		Home Depot, Inc.	456,157	0 .1
29,285		Kohl's Corp.	1,146,508	0 .4
16,870		McDonald's Corp.	3,275,648	1 .1
42,081		Pulte Group, Inc.	1,691,656	0 .6
2,727		Ross Stores, Inc.	296,643	0 .1
38,011		Service Corp. International	1,816,546	0 .6
31,857		Starbucks Corp.	2,498,545	0 .8
13,564		Target Corp.	1,397,092	0 .5
19,304		Yum! Brands, Inc.	1,722,882	0 .6
		25,585,678		8 .7

		Consumer Staples: 7.6%
54,686		Altria Group, Inc.	2,207,674	0 .8
21,972		Coca-Cola Co.	1,175,282	0 .4
63,477		Flowers Foods, Inc.	1,366,660	0 .5
38,786		General Mills, Inc.	1,900,514	0 .6
12,503		Hershey Co.	1,800,307	0 .6
13,926		Kimberly-Clark Corp.	1,826,952	0 .6
28,049		PepsiCo, Inc.	3,703,309	1 .3
40,746		Philip Morris International, Inc.	3,335,875	1 .1
41,253		Procter & Gamble Co.	4,671,077	1 .6
3,769		Sysco Corp.	251,204	0 .1
		22,238,854		7 .6

		Energy: 3.1%
33,757		Chevron Corp.	3,150,878	1 .1
13,930		ConocoPhillips	674,491	0 .2
125,377		Equitrans Midstream Corp.	885,162	0 .3
6,967		Exxon Mobil Corp.	358,382	0 .1
24,339		Kinder Morgan, Inc.	466,579	0 .2
27,751		Oneok, Inc.	1,851,547	0 .7
20,671		Phillips 66	1,547,431	0 .5
		8,934,470		3 .1

		Financials: 12.1%
39,983		Aflac, Inc.	1,713,272	0 .6
21,430		Allstate Corp.	2,255,507	0 .8
9,719		American Financial Group, Inc.	898,230	0 .3
12,839		Bank of America Corp.	365,911	0 .1
8,425		Bank of New York Mellon Corp.	336,158	0 .1
7,658		Citigroup, Inc.	485,977	0 .2
4,698		Comerica, Inc.	247,303	0 .1
2,705		Everest Re Group Ltd.	670,515	0 .2
26,888		Federated Hermes, Inc.	775,719	0 .3
29,447		Fidelity National Financial, Inc.	1,141,366	0 .4
31,156		First American Financial Corp.	1,779,008	0 .6
13,184		Hanover Insurance Group, Inc.	1,562,831	0 .5
35,943		Hartford Financial Services Group, Inc.	1,795,353	0 .6
24,329		Intercontinental Exchange, Inc.	2,170,633	0 .7
44,608		JPMorgan Chase & Co.	5,179,435	1 .8
9,082		Mercury General Corp.	393,341	0 .1
22,801		Metlife, Inc.	974,059	0 .3
116,045		MFA Financial, Inc.	839,005	0 .3
75,908		Old Republic International Corp.	1,496,906	0 .5
15,270		Popular, Inc.	732,655	0 .3
4,597		RenaissanceRe Holdings Ltd.	783,329	0 .3
5,066		S&P Global, Inc.	1,347,100	0 .5
51,845	(1)	Santander Consumer USA Holdings, Inc.	1,265,018	0 .4
56,910		Synchrony Financial	1,656,081	0 .6
67,899		Two Harbors Investment Corp.	920,031	0 .3
64,552		Wells Fargo & Co.	2,636,949	0 .9
21,214		Zions Bancorp NA	847,499	0 .3
		35,269,191		12 .1

		Health Care: 13.9%
38,802		AbbVie, Inc.	3,325,720	1 .1
21,982		AmerisourceBergen Corp.	1,853,522	0 .6
13,777		Amgen, Inc.	2,751,680	0 .9
4,903		Anthem, Inc.	1,260,512	0 .4
13,098		Baxter International, Inc.	1,093,290	0 .4
54,181		Bristol-Myers Squibb Co.	3,199,930	1 .1
2,491		Chemed Corp.	1,040,292	0 .4
24,172		Eli Lilly & Co.	3,048,814	1 .1
39,365		Gilead Sciences, Inc.	2,730,356	0 .9
5,392		HCA Healthcare, Inc.	684,838	0 .2
2,759		Humana, Inc.	881,997	0 .3
42,085		Johnson & Johnson	5,659,591	1 .9
5,523		McKesson Corp.	772,447	0 .3
8,437		Medtronic PLC	849,353	0 .3
46,434		Merck & Co., Inc.	3,554,987	1 .2
107,196		Pfizer, Inc.	3,582,490	1 .2
17,936		Quest Diagnostics, Inc.	1,902,292	0 .7

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
19,740	Zoetis, Inc.	$ 2,629,960	0 .9
	40,822,071		13 .9

	Industrials: 8.6%
14,688	Allison Transmission Holdings, Inc.	596,333	0 .2
3,735	Armstrong World Industries, Inc.	374,060	0 .1
11,499	Carlisle Cos., Inc.	1,670,690	0 .6
7,541	Cintas Corp.	2,011,486	0 .7
17,926	CSX Corp.	1,262,887	0 .4
9,988	Curtiss-Wright Corp.	1,197,961	0 .4
35,075	Delta Air Lines, Inc.	1,618,010	0 .5
24,585	Eaton Corp. PLC	2,230,351	0 .8
4,737	Heico Corp.	510,886	0 .2
18,743	Herman Miller, Inc.	641,760	0 .2
18,308	Honeywell International, Inc.	2,969,008	1 .0
7,357	Kansas City Southern	1,108,553	0 .4
7,055	Lockheed Martin Corp.	2,609,433	0 .9
1,657	Norfolk Southern Corp.	302,154	0 .1
23,209	Republic Services, Inc.	2,094,844	0 .7
17,815	Waste Connections, Inc.	1,718,969	0 .6
20,015	Waste Management, Inc.	2,217,862	0 .8
	25,135,247		8 .6

	Information Technology: 28.7%
15,566	Accenture PLC	2,811,064	1 .0
16,169	Alliance Data Systems Corp.	1,388,594	0 .5
25,996	Amdocs Ltd.	1,657,245	0 .6
14,981	Automatic Data Processing, Inc.	2,318,160	0 .8
18,089	Avnet, Inc.	554,971	0 .2
28,790	Booz Allen Hamilton Holding Corp.	2,052,727	0 .7
14,154	Broadridge Financial Solutions, Inc. ADR	1,477,112	0 .5
10,402	CDW Corp.	1,188,116	0 .4
79,999	Cisco Systems, Inc.	3,194,360	1 .1
17,377	Citrix Systems, Inc.	1,796,608	0 .6
34,023	Cognizant Technology Solutions Corp.	2,073,021	0 .7
19,100	Dolby Laboratories, Inc.	1,254,870	0 .4
34,873	Flir Systems, Inc.	1,481,056	0 .5
46,832	Genpact Ltd.	1,801,159	0 .6
29,824	Hewlett Packard Enterprise Co.	381,449	0 .1
46,957	HP, Inc.	976,236	0 .3
80,065	Intel Corp.	4,445,209	1 .5
21,382	International Business Machines Corp.	2,782,867	1 .0
8,987	Intuit, Inc.	2,389,194	0 .8
37,922	Jabil, Inc.	1,215,400	0 .4
12,285	Jack Henry & Associates, Inc.	1,864,126	0 .6
68,330	Juniper Networks, Inc.	1,449,963	0 .5
20,955	Leidos Holdings, Inc.	2,151,031	0 .7
4,210	LogMeIn, Inc.	358,839	0 .1
5,433	Mastercard, Inc. - Class A	1,576,928	0 .6
32,958	Maxim Integrated Products	1,833,124	0 .6
23,671	MAXIMUS, Inc.	1,491,746	0 .5
92,714	Microsoft Corp.	15,020,595	5 .1
11,921	Motorola Solutions, Inc.	1,975,071	0 .7
13,067	National Instruments Corp.	526,339	0 .2
13,541	NetApp, Inc.	632,636	0 .2
54,003	Oracle Corp.	2,670,988	0 .9
24,833	Paychex, Inc.	1,924,061	0 .7
27,264	Qualcomm, Inc.	2,134,771	0 .7
77,343	Sabre Corp.	1,053,025	0 .4
32,053	Seagate Technology	1,536,941	0 .5
54,319	Switch, Inc.	778,935	0 .3
19,756	TE Connectivity Ltd.	1,637,180	0 .6
25,617	Texas Instruments, Inc.	2,923,924	1 .0
4,073	Visa, Inc. - Class A	740,309	0 .3
68,160	Western Union Co.	1,526,102	0 .5
27,310	Xerox Holdings Corp.	879,382	0 .3
	83,925,434		28 .7

	Materials: 1.5%
4,207	Air Products & Chemicals, Inc.	923,899	0 .3
5,197	Aptargroup, Inc.	525,261	0 .2
11,516	Domtar Corp.	331,315	0 .1
6,521	Reliance Steel & Aluminum Co.	667,033	0 .2
11,192	Royal Gold, Inc.	1,079,692	0 .4
19,803	Sonoco Products Co.	954,703	0 .3
	4,481,903		1 .5

	Real Estate: 4.3%
64,227	Apple Hospitality REIT, Inc.	839,447	0 .3
3,246	Boston Properties, Inc.	418,539	0 .1
41,765	CoreCivic, Inc.	618,540	0 .2
19,511	Corporate Office Properties Trust SBI MD	494,409	0 .2
2,582	EastGroup Properties, Inc.	324,635	0 .1
5,312	Equity Lifestyle Properties, Inc.	362,969	0 .1
1,542	Essex Property Trust, Inc.	436,941	0 .1
4,621	Federal Realty Investment Trust	537,607	0 .2
43,348	Gaming and Leisure Properties, Inc.	1,936,355	0 .7
32,717	Geo Group, Inc./The	478,977	0 .2
5,494	Lamar Advertising Co.	460,068	0 .1
16,468	Life Storage, Inc.	1,777,062	0 .6
17,799	Outfront Media, Inc.	468,826	0 .2
8,411	Public Storage, Inc.	1,758,908	0 .6
61,298	Retail Properties of America, Inc.	641,790	0 .2
9,381	Simon Property Group, Inc.	1,154,613	0 .4
	12,709,686		4 .3

	Utilities: 4.5%
22,770	Ameren Corp.	1,798,830	0 .6
14,984	American Electric Power Co., Inc.	1,337,472	0 .5
30,160	Evergy, Inc.	1,970,956	0 .7
45,192	Exelon Corp.	1,948,227	0 .7
6,052	NorthWestern Corp.	425,698	0 .1
7,999	NRG Energy, Inc.	265,647	0 .1
16,997	OGE Energy Corp.	647,586	0 .2

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
19,382	Pinnacle West Capital Corp.	$ 1,734,495	0 .6
6,730	(1) PNM Resources, Inc.	316,848	0 .1
20,274	Southern Co.	1,223,739	0 .4
13,281	Vistra Energy Corp.	255,394	0 .1
12,253	WEC Energy Group, Inc.	1,131,319	0 .4
		13,056,211	4 .5

	Total Common Stock
	(Cost $288,999,407)	289,190,168	98 .8

EXCHANGE-TRADED FUNDS: 0.8%
13,918	iShares Russell 1000 ETF	2,285,753	0 .8

	Total Exchange-Traded Funds
	(Cost $2,486,331)	2,285,753	0 .8

	Total Long-Term Investments
	(Cost $291,485,738)	291,475,921	99 .6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.5%
379,034	(2) Daiwa Capital Markets, Repurchase Agreement dated 02/28/20, 1.61%, due 03/02/20 (Repurchase Amount $379,084, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $386,615, due 03/27/20-03/01/52)	379,034	0 .1
1,000,000	(2) RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/20, 1.61%, due 03/02/20 (Repurchase Amount $1,000,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 04/01/34-02/20/50)	1,000,000	0 .4

	Total Repurchase Agreements
	(Cost $1,379,034)	1,379,034	0 .5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
590,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.460%
	(Cost $590,000)	$ 590,000	0 .2

	Total Short-Term Investments
	(Cost $1,969,034)	1,969,034	0 .7

	Total Investments in Securities (Cost $293,454,772)	$ 293,444,955	100 .3
	Liabilities in Excess of Other Assets	(761,950)	(0 .3)
	Net Assets	$ 292,683,005	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of February 29, 2020.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 289,190,168	$ –	$ –	$ 289,190,168
Exchange-Traded Funds	2,285,753	–	–	2,285,753
Short-Term Investments	590,000	1,379,034	–	1,969,034
Total Investments, at fair value	$ 292,065,921	$ 1,379,034	$ –	$ 293,444,955

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $293,603,764.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 19,100,103
Gross Unrealized Depreciation	(19,258,912)
Net Unrealized Depreciation	$(158,809)